Property and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,402	$ 2,253
Less: accumulated depreciation	(1,968)	(1,175)
Property and equipment, net	2,434	1,078
Depreciation expense for property and equipment	644	465	346
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,991	1,129
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,034	624
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	344	261
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	983	189
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 50	$ 50